Private Placement Units - Additional Information (Detail)	Feb. 05, 2021 $ / shares shares
Number of days for a particular event to get over for determining trading period	24 months
Private Placement [Member]
Stock related warrants issued during the period shares	777,500
Class of warrant or right price per warrant | $ / shares	$ 10.00
Private Placement [Member] | Over-Allotment Option [Member]
Stock related warrants issued during the period shares	50,000